Bank Loans - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended
	Jul. 13, 2012 USD ($)	Jul. 13, 2012 CNY	Dec. 31, 2012 USD ($)	May 22, 2012 USD ($)	Dec. 31, 2011	Mar. 23, 2012 Term Loan B USD ($)	Apr. 26, 2011 Term Loan B USD ($)	May 22, 2012 LIBOR	Jul. 18, 2011 Revolving Credit Facility USD ($)	Jul. 31, 2012 Revolving Credit Facility LIBOR	Jul. 18, 2011 Revolving Credit Facility LIBOR	Jul. 18, 2011 Revolving Credit Facility Letter of Credit USD ($)
Debt Disclosure [Line Items]
Debt instrument maturity period	1 year	1 year				2 years	2 years		1 year
Term loan facility	$ 475	3,000		$ 2,000		$ 50,000	$ 35,000
Margin of interest charged above LIBOR						3.55%	2.10%	1.40%		2.00%	1.80%
Revolving working capital facility									50,000
Amount of loan secured												50,000
Compensating balance percentage on borrowing capacity			105.00%
Compensating balance			$ 89,250
Weighted average interest rate			3.02%		2.30%